Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Entity Central Index Key	0000820892
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000015153 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FSHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$42	0.41%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Municipal Bond Fund returned 3.02% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the S&P Municipal Bond Short Index, which returned 3.08%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an underweight to tax‑supported bonds and overweights to health care and transportation bonds.

•
Security selection in the tax‑supported, education and utility sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to shorter-duration bonds.

•
Security selection in the transportation, health care and housing sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.02%	1.46%	1.52%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Short Index	3.08%	1.64%	1.65%

Lipper Short Municipal Debt Funds Classification Average	3.24%	1.65%	1.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 422,400,796
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 1,682,292
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$ 422,400,796

Total number of portfolio holdings	357

Portfolio turnover (%)	46%

Total management fees paid for the year	$ 1,682,292

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137682 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NAAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$142	1.41%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.41%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Municipal Bond Fund returned 1.98% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Short Index, which returned 3.08%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an underweight to tax‑supported bonds and overweights to health care and transportation bonds.

•
Security selection in the tax‑supported, education and utility sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to shorter-duration bonds.

•
Security selection in the transportation, health care and housing sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	1.98%	0.45%	0.65%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Short Index	3.08%	1.64%	1.65%

Lipper Short Municipal Debt Funds Classification Average	3.24%	1.65%	1.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 422,400,796
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 1,682,292
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$ 422,400,796

Total number of portfolio holdings	357

Portfolio turnover (%)	46%

Total management fees paid for the year	$ 1,682,292

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015152 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$62	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Municipal Bond Fund returned 2.74% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Short Index, which returned 3.08%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an underweight to tax‑supported bonds and overweights to health care and transportation bonds.

•
Security selection in the tax‑supported, education and utility sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to shorter-duration bonds.

•
Security selection in the transportation, health care and housing sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.74%	1.24%	1.30%

Class A Shares at maximum sales charge (Offering Price)	0.19%	0.73%	1.05%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Short Index	3.08%	1.64%	1.65%

Lipper Short Municipal Debt Funds Classification Average	3.24%	1.65%	1.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/ mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 422,400,796
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 1,682,292
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$422,400,796

Total number of portfolio holdings	357

Portfolio turnover (%)	46%

Total management fees paid for the year	$1,682,292

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.